Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

6. Leases:

As a lessee, we have a relatively small portfolio of leases with the most significant being our 60% undivided interest in Scherer Unit No. 2 and railcar leases for the transportation of coal. We also have various other leases of minimal value.

We classify our four Scherer Unit No. 2 leases as finance leases and our railcar leases as operating leases. We have made an accounting policy election not to recognize right-of-use assets and lease liabilities that arise from short-term leases, leases having an initial term of 12 months or less, for any class of underlying asset. We recognize lease expense for short-term leases on a straight-line basis over the lease term. Lease expense recognized for our short-term leases during 2022 and 2021 was insignificant.

Finance Leases

Three of our Scherer Unit No. 2 finance leases have lease terms through December 31, 2027, and one lease extends through June 30, 2031. At the end of the leases, we can elect at our sole discretion to:

●	Renew the leases for a period of not less than one year and not more than five years at fair market value,
●	Purchase the undivided interest at fair market value, or
●	Redeliver the undivided interest to the lessors.

For rate-making purposes, we include the actual lease payments for our finance leases in our cost of service. The difference between lease payments and the aggregate of the amortization on the right-of-use asset and the interest on the finance lease obligation is recognized as a regulatory asset. Finance lease amortization is recorded in depreciation and amortization expense.

Operating Leases

Our railcar operating leases have terms that extend through October 31, 2026. At the end of the railcar operating leases, we can renew at terms mutually agreeable by us and the lessors, purchase the assets or return the assets to the lessors. We have an additional operating lease that has a term that extends through February 2042 with one renewal option for a 20-year term.

The exercise of renewal options for our finance and operating leases is at our sole discretion.

As all of our operating leases do not provide an implicit rate, we used our incremental borrowing rate based on the information available at the time new lease agreements are entered into or reassessed to determine the present value of lease payments.

For lease agreements entered into or reassessed after the adoption of the new leases standard, we combine lease and nonlease components.

Classification	2022	2021

	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(272,876)	(267,606)
Total finance lease assets	$29,856	$35,126

Lease liabilities - Finance leases
Obligations under finance leases	$52,937	$61,335
Long-term debt and finance leases due within one year	8,398	7,541
Total finance lease liabilities	$61,335	$68,876

Classification	2022	2021

	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$3,326	$2,293
Total operating lease assets	$3,326	$2,293

Lease liabilities - Operating leases
Capitalization - Other	$2,256	$1,550
Other current liabilities	1,164	838
Total operating lease liabilities	$3,420	$2,388

		2022	2021

		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$7,542	$6,420
Interest on lease liabilities	Interest expense	$7,408	$8,177

Operating lease cost	Inventory(1) & production expense	$995	$1,079
Total lease cost		$15,945	$15,676
(1)

The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2022	December 31, 2021
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.94	6.90
Operating leases	6.44	8.01

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	5.52%	4.73%

	2022	2021

	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$7,408	$8,177
Operating cash flows from operating leases	$1,009	$1,129
Financing cash flows from finance leases	$7,541	$6,772

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,954	$—

Maturity analysis of our finance and operating lease liabilities as of December 31, 2022 is as follows:

Year Ending December 31,	Finance Leases	Operating Leases	Total

	(dollars in thousands)
2023	$14,949	$1,324	$16,273
2024	14,949	850	15,799
2025	14,949	641	15,590
2026	14,949	350	15,299
2027	14,949	72	15,021
Thereafter	10,683	868	11,551
Total lease payments	$85,428	$4,105	$89,533
Less: imputed interest	(24,093)	(685)	(24,778)
Present value of lease liabilities	$61,335	$3,420	$64,755

As a lessor, we primarily lease office space to several tenants within our headquarters building. Several of these tenants are related parties. We account for all of these lease agreements as operating leases.

Lease income recognized during 2022 and 2021 was as follows:

	2022	2021
Lease income	$6,539	$6,312